Investments - Summary of Gain from Investment Disposal (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2018 USD ($)	Nov. 20, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Cash consideration collected			$ 951	¥ 6,566
Less: Carrying value of investment as at November 20, 2018				(102,373)	¥ (51,346)
Huzan Inc.
Schedule of Investments [Line Items]
Cash consideration collected	$ 5,172	¥ 35,501
Less: Carrying value of investment as at November 20, 2018		(13,658)		¥ (10,996)	¥ (1,686)	¥ (14,021)
Add: Realized gain in other comprehensive income		9,393
Gain from investment disposal		¥ 31,236